4. Related Party Transactions (Details) - USD ($)	3 Months Ended	12 Months Ended
	Jul. 31, 2016	Apr. 30, 2016	Apr. 30, 2015
Due to related parties	$ 34,528	$ 62,486	$ 28,284
Shares issued for management fees, Value		100,000	97,500
Accounts payable and accrued liabilities	210,298	$ 195,999	$ 124,655
Common Stock
Shares issued for management fees, Shares		10,000,000	375,000
Shares issued for management fees, Value		$ 10,000	$ 375
President
Due to related parties	$ 34,528	62,486	19,155
Management Fee Expense		0	$ 27,065
Employee-related Liabilities, Current		78,835
President | Common Stock
Shares issued for management fees, Shares	20,000,000		375,000
Shares issued for management fees, Value			$ 97,500
Prsident And Director
Due to related parties		$ 41,197
Prsident And Director | Common Stock
Shares issued for management fees, Shares		10,000,000	375,000
Shares issued for management fees, Value		$ 100,000	$ 97,500
Former Secretary And Treasurer
Due to related parties			499
Accounts payable and accrued liabilities		0	9,000
Director1
Due to related parties		$ 21,289	$ 8,769